SCHEDULE OF TREASURY STOCK (Details) - shares shares in Thousands		6 Months Ended	12 Months Ended
	May 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Treasury Stock, Beginning Balance		442	175
Repurchases of Common Shares	35,000	1,913	8,264
Issuance of Treasury Stock		(1,863)	(7,997)
Treasury Stock, Ending Balance		492	442